John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,555,261,776
(Cost $1,419,652,844)
Communication services 5.8%		93,376,037
Diversified telecommunication services 1.2%
Cogent Communications Holdings, Inc.	296,463	18,858,011
Entertainment 1.3%
Madison Square Garden Sports Corp. (A)	124,022	20,596,334
Interactive media and services 2.2%
CarGurus, Inc. (A)	519,047	16,557,599
Yelp, Inc. (A)	564,162	19,486,155
Media 1.1%
WideOpenWest, Inc. (A)	960,663	17,877,938
Consumer discretionary 9.9%		157,391,136
Auto components 0.9%
Stoneridge, Inc. (A)	742,956	14,019,580
Household durables 2.3%
Universal Electronics, Inc. (A)	503,955	17,885,363
Vizio Holding Corp., Class A (A)	1,296,123	18,638,249
Internet and direct marketing retail 2.5%
Groupon, Inc. (A)	822,665	25,124,189
The RealReal, Inc. (A)	1,571,087	14,846,772
Leisure products 1.0%
Malibu Boats, Inc., Class A (A)	240,093	15,764,506
Specialty retail 2.1%
Boot Barn Holdings, Inc. (A)	175,574	16,147,541
Lithia Motors, Inc.	61,144	17,861,997
Textiles, apparel and luxury goods 1.1%
Columbia Sportswear Company	184,160	17,102,939
Consumer staples 4.1%		65,555,188
Food and staples retailing 1.1%
United Natural Foods, Inc. (A)	458,931	17,797,344
Household products 2.0%
Central Garden & Pet Company, Class A (A)	366,790	15,893,011
Spectrum Brands Holdings, Inc.	178,060	15,915,003
Personal products 1.0%
Nu Skin Enterprises, Inc., Class A	330,978	15,949,830
Energy 4.6%		73,039,487
Oil, gas and consumable fuels 4.6%
Magnolia Oil & Gas Corp., Class A	1,054,113	22,800,464
PDC Energy, Inc.	474,264	28,109,627
Whiting Petroleum Corp. (A)	298,039	22,129,396
Financials 10.7%		170,280,543
Banks 8.7%
Atlantic Union Bankshares Corp.	556,005	22,640,524
Banner Corp.	310,783	19,302,732
First Hawaiian, Inc.	608,882	17,261,805
Independent Bank Group, Inc.	242,443	18,406,273
Pinnacle Financial Partners, Inc.	195,993	18,954,483
SouthState Corp.	236,383	19,953,089
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Univest Financial Corp.	710,117	$21,395,825
Capital markets 0.9%
Moelis & Company, Class A	259,150	14,634,201
Diversified financial services 1.1%
Compass Diversified Holdings	704,754	17,731,611
Health care 15.6%		248,061,154
Biotechnology 1.4%
ACADIA Pharmaceuticals, Inc. (A)	266,142	5,985,534
Emergent BioSolutions, Inc. (A)	280,340	13,119,912
Sage Therapeutics, Inc. (A)	101,701	4,009,053
Health care equipment and supplies 7.2%
AngioDynamics, Inc. (A)	585,047	12,654,567
Integer Holdings Corp. (A)	208,179	16,323,315
Integra LifeSciences Holdings Corp. (A)	284,907	18,444,879
Lantheus Holdings, Inc. (A)	846,280	21,503,975
Merit Medical Systems, Inc. (A)	302,292	16,762,091
NuVasive, Inc. (A)	327,014	17,007,998
SeaSpine Holdings Corp. (A)	1,022,523	12,249,826
Health care providers and services 3.6%
ModivCare, Inc. (A)	166,092	19,255,046
Owens & Minor, Inc.	488,622	20,566,100
Tivity Health, Inc. (A)	673,643	17,137,478
Health care technology 1.0%
Change Healthcare, Inc. (A)	773,796	15,228,305
Life sciences tools and services 1.1%
Syneos Health, Inc. (A)	185,568	16,805,038
Pharmaceuticals 1.3%
Prestige Consumer Healthcare, Inc. (A)	372,153	21,008,037
Industrials 16.4%		261,375,469
Aerospace and defense 3.5%
Curtiss-Wright Corp.	128,799	17,103,219
Hexcel Corp. (A)	392,834	20,494,150
Mercury Systems, Inc. (A)	333,294	18,971,094
Air freight and logistics 1.0%
Hub Group, Inc., Class A (A)	200,229	15,161,340
Building products 3.2%
Gibraltar Industries, Inc. (A)	290,726	15,931,785
PGT Innovations, Inc. (A)	974,924	18,513,807
Simpson Manufacturing Company, Inc.	153,224	17,282,135
Commercial services and supplies 1.0%
Healthcare Services Group, Inc.	872,561	15,871,885
Construction and engineering 2.4%
Arcosa, Inc.	419,714	19,583,855
Quanta Services, Inc.	178,389	18,324,118
Electrical equipment 1.2%
Regal Rexnord Corp.	122,791	19,459,918
Machinery 3.1%
Blue Bird Corp. (A)	902,529	13,998,225
Meritor, Inc. (A)	789,164	18,190,230
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Industrials (continued)
Machinery (continued)
The Timken Company	250,266	$16,717,769
Trading companies and distributors 1.0%
Applied Industrial Technologies, Inc.	160,971	15,771,939
Information technology 23.6%		375,539,855
IT services 1.1%
WNS Holdings, Ltd., ADR (A)	207,523	17,465,136
Semiconductors and semiconductor equipment 10.3%
Alpha & Omega Semiconductor, Ltd. (A)	441,062	19,861,022
Axcelis Technologies, Inc. (A)	372,410	23,316,590
FormFactor, Inc. (A)	547,038	23,380,404
MaxLinear, Inc. (A)	411,696	24,709,994
SMART Global Holdings, Inc. (A)	440,358	25,258,935
Tower Semiconductor, Ltd. (A)	702,888	24,144,203
Veeco Instruments, Inc. (A)	817,291	22,467,330
Software 12.2%
ChannelAdvisor Corp. (A)	690,400	14,595,056
Cognyte Software, Ltd. (A)	1,381,035	14,984,228
CommVault Systems, Inc. (A)	292,229	19,713,768
CyberArk Software, Ltd. (A)	146,600	20,106,190
Ping Identity Holding Corp. (A)	1,133,436	22,430,698
Progress Software Corp.	442,333	20,130,575
Sailpoint Technologies Holdings, Inc. (A)	591,496	22,884,980
Tenable Holdings, Inc. (A)	449,943	23,127,070
Xperi Holding Corp.	1,128,106	19,031,148
Zuora, Inc., Class A (A)	1,078,324	17,932,528
Materials 2.9%		45,712,088
Chemicals 1.4%
Avient Corp.	451,111	22,451,794
Construction materials 1.5%
Summit Materials, Inc., Class A (A)	654,114	23,260,294
Real estate 3.2%		51,197,442
Equity real estate investment trusts 3.2%
American Assets Trust, Inc.	484,027	17,410,451
First Industrial Realty Trust, Inc.	278,468	16,925,285
Sunstone Hotel Investors, Inc. (A)	1,490,867	16,861,706
Utilities 0.8%		13,733,377
Multi-utilities 0.8%
Unitil Corp.	292,573	13,733,377

	Yield (%)	Shares	Value
Short-term investments 2.2%			$34,995,426
(Cost $34,995,426)
Short-term funds 2.2%			34,995,426
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	34,995,426	34,995,426

Total investments (Cost $1,454,648,270) 99.8%	$1,590,257,202
Other assets and liabilities, net 0.2%	2,528,864
Total net assets 100.0%	$1,592,786,066

4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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